Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2013
Consolidated Balance Sheets
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	155,000	155,000	66,667
Common Stock, shares issued	49,577	49,564	31,988
Common Stock, shares outstanding	49,577	49,564	31,988
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	5,000	5,000	0
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0